Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Operating activities
Net income	$ 43,316	$ 29,435	$ 43,994
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	72,282	64,325	59,427
Share-based compensation expense	27,786	32,928	25,413
Excess tax benefits derived from share-based compensation awards	(5,159)	(1,796)	(6,108)
Deferred taxes	(12,807)	(8,626)	(1,810)
Loss on sale of equity method investment	12,681	0	0
Loss in equity interest	2,704	1,910	0
Non-cash gain on equipment	0	1,414	0
Abandonment of long-lived assets	7	1,529	0
Unrealized loss on derivative instruments included in net income	425	0	0
Change in fair value of contingent consideration	2,192	(588)	0
Effect of exchange rate changes on monetary assets and liabilities denominated in non-functional currency	748	29	0
Other non-cash items	1,328	1,329	361
Changes in operating assets and liabilities excluding the effect of business acquisitions:
Accounts receivable	4,008	(1,532)	(1,405)
Inventory	(1,055)	(525)	1,150
Prepaid expenses and other assets	(15,336)	10,791	(5,768)
Accounts payable	14,945	557	5,667
Accrued expenses and other liabilities	515	11,660	19,720
Net cash provided by operating activities	148,580	140,012	140,641
Investing activities
Purchases of property, plant and equipment	(72,122)	(78,999)	(46,420)
Business acquisitions, net of cash acquired	(216,384)	0	(180,675)
Proceeds from sale of intangible assets	137	1,750	0
Purchases of intangible assets	(253)	(750)	(239)
Purchase of available-for-sale securities	(4,629)	0	0
Capitalization of software and website development costs	(9,749)	(7,667)	(5,463)
Maturities and redemptions of marketable securities	0	0	529
Investment in equity interest	(4,994)	(12,753)	0
Proceeds from sale of equity interests	449	0	0
Issuance of note receivable	561	(512)	0
Net cash used in investing activities	(306,984)	(98,931)	(232,268)
Financing activities
Proceeds from borrowings of long-term debt	482,800	113,712	408,500
Payments of long-term debt and debt issuance costs	(274,854)	(105,661)	(181,319)
Payments of withholding taxes in connection with vesting of restricted share units	(9,430)	(3,556)	(4,149)
Purchase of ordinary shares	(42,016)	(64,351)	(309,701)
Payment of capital lease obligations	(1,297)	0	0
Excess tax benefits derived from share-based compensation awards	5,159	1,796	6,108
Proceeds from issuance of shares	4,425	4,805	1,394
Capital contribution from noncontrolling interest	4,821	0	0
Net cash used in financing activities	169,608	(53,255)	(79,167)
Effect of exchange rate changes on cash	1,239	36	(3,555)
Net (decrease) increase in cash and cash equivalents	12,443	(12,138)	(174,349)
Cash and cash equivalents at beginning of period	50,065	62,203
Cash and cash equivalents at end of period	62,508	50,065	62,203
Supplemental Cash Flow Information [Abstract]
Interest	6,446	4,762	1,487
Income Taxes	18,485	13,656	7,104
Capitalization of construction in progress costs related to financing lease obligation	18,117	0	0
Amounts due for acquisition of businesses	$ 21,582	$ 0	$ 570